Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2014
Commitments [Line Items]
Operating Leases, Rent Expense, Net	$ 314,000	$ 214,000
Virgina Biotechnology Research Partnership [Member]
Commitments [Line Items]
Operating Leases, Rent Expense	3,237
Nevis Limited And Charter Limited [Member]
Commitments [Line Items]
Labor and Related Expense	9,300
Office Suites Plus [Member]
Commitments [Line Items]
Labor and Related Expense	13,348
Lease Expiration Date	Apr. 30, 2015
Avtotehna [Member]
Commitments [Line Items]
Monthly Rental Expenses			3,615
Lease Expiration Date	Feb. 28, 2019
Ljubljana Dobrunje [Member]
Commitments [Line Items]
Labor and Related Expense	181,757
Ljubljana Dobrunje [Member] | Leasehold Improvements [Member]
Commitments [Line Items]
Labor and Related Expense	$ 185,000